Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (16,312,374)	$ (12,035,851)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	23,799	11,993
Stock based compensation	7,036,778	5,306,755
Loss on investment in equity securities		269,844
Inventory allowance for valuation losses	25,975
Provision for doubtful accounts, net of recovery	184,589
Government grant income		(360,898)
Other non-cash income and expenses	32,350
Impairment of prepaid expenses	110,125
Deferred tax	864,802	824,199
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(614,166)	(120,980)
Decrease (increase) in prepaid expenses and other current assets	238,092	(357,276)
Decrease (increase) in due from related parties	(837,014)	(595,037)
Decrease (increase) in inventories		(25,830)
Increase (decrease) in accounts payable		(23,044)
Increase (decrease) in accrued expenses and other current liabilities	1,608,784	(173,151)
Increase (decrease) in advanced from customers		(1,085)
Increase (decrease) in tenant security deposit received	(2,600)
Increase (decrease) in due to related parties	242,469	(317,358)
Net cash used in operating activities	(7,398,391)	(7,597,719)
Cash flows from investing activities
Purchase of investments		(107,547)
Purchase of equipment	(119,692)	(17,503)
Prepayment for equity investment	(1,601,992)	(680,916)
Net cash used in investing activities	(1,721,684)	(805,966)
Cash flows from financing activities
Issuance of common stock	3,663,925	11,119,452
Payment for offering costs		(850,429)
Repayment of convertible notes		(306,836)
Repayment of short-term loan		(100,000)
Repayment of notes payable		(107,400)
Proceeds from long-term loan		236,498
Proceeds from short term loan	350,000
Proceeds from short term borrowings from third parties		4,265
Net cash provided by financing activities	4,013,925	9,995,550
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(67,337)	(28,021)
Net increase(decrease ) in cash and cash equivalents and restricted cash	(5,173,487)	1,563,844
Cash and cash equivalents and restricted cash
Beginning	6,565,215	5,001,371
Ending	1,391,728	6,565,215
Cash paid during the year for:
Interest expense paid	285,465	333,873
Income taxes paid	1,600
Non-cash financing and investing activities
Common shares issued for debt conversion		$ 2,693,548